CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible preferred stock, shares authorized		19,788,015
Convertible preferred stock, shares issued		19,478,932
Convertible preferred stock, shares outstanding		19,478,932
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	35,850,100	28,250,000
Common stock, shares issued	32,807,784	8,680,041	7,927,771
Common stock, shares outstanding	32,807,784	8,680,041	7,927,771
Series A
Convertible preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001
Convertible preferred stock, shares authorized		10,884,902	10,884,902
Convertible preferred stock, shares issued		10,618,372	10,618,372
Convertible preferred stock, shares outstanding		10,618,372	10,618,372
Series B
Convertible preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001
Convertible preferred stock, shares authorized		4,811,855	4,811,855
Convertible preferred stock, shares issued		4,811,855	4,811,855
Convertible preferred stock, shares outstanding		4,811,855	4,811,855
Series C
Convertible preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001
Convertible preferred stock, shares authorized		1,116,030	1,250,000
Convertible preferred stock, shares issued		1,116,030	1,116,030
Convertible preferred stock, shares outstanding		1,116,030	1,116,030
Series C-1
Convertible preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001
Convertible preferred stock, shares authorized		2,975,228	2,975,228
Convertible preferred stock, shares issued		2,932,675	2,932,675
Convertible preferred stock, shares outstanding		2,932,675	2,932,675